Additional information about derivatives financial instruments - Protection programs for base metals raw materials and products (Details) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) $ / T T	Dec. 31, 2019 USD ($) T
Protection programs for base metals raw materials and products
Derivative financial instruments.
Fair value of assets	$ 3.0
Financial settlement inflows (outflows)	1.0
Value at risk	1.0
Protection programs for base metals raw materials and products | 2020
Derivative financial instruments.
Fair value of assets	3.0
Protection programs for base metals raw materials and products | 2021
Derivative financial instruments.
Fair value of assets	$ 1.0
Nickel forwards - Fixed price sales - Bought
Derivative financial instruments.
Notional amount (ton) | T	3,139
Average strike per ton | $ / T	11,843
Fair value of assets	$ 3.0
Financial settlement inflows (outflows)	1.0
Value at risk	1.0
Nickel forwards - Fixed price sales - Bought | 2020
Derivative financial instruments.
Fair value of assets	3.0
Nickel forwards - Fixed price sales - Bought | 2021
Derivative financial instruments.
Fair value of assets	$ 1.0
Palladium forwards - Raw material purchase - Sold
Derivative financial instruments.
Notional amount (ton) | T	7,200
Average strike per ton | $ / T	2,228
Fair value of assets	$ 2.0
Financial settlement inflows (outflows)	3.0
Value at risk	1.0
Palladium forwards - Raw material purchase - Sold | 2020
Derivative financial instruments.
Fair value of assets	2.0
Protection programs for base metals raw materials and products - Nickel revenue hedging program
Derivative financial instruments.
Fair value of assets		$ 150.0
Financial settlement inflows (outflows)	292.0
Protection programs for base metals raw materials and products - Palladium revenue hedging program
Derivative financial instruments.
Fair value of assets	5.0
Financial settlement inflows (outflows)	3.0
Value at risk	2.0
Protection programs for base metals raw materials and products - Palladium revenue hedging program | 2020
Derivative financial instruments.
Fair value of assets	4.0
Protection programs for base metals raw materials and products - Palladium revenue hedging program | 2021
Derivative financial instruments.
Fair value of assets	1.0
Call options - Nickel Revenue Hedging - Sold
Derivative financial instruments.
Notional amount (ton) | T		75,984
Fair value of liabilities		$ (12.0)
Put options - Nickel Revenue Hedging - Bought
Derivative financial instruments.
Notional amount (ton) | T		75,984
Fair value of assets		$ 162.0
Financial settlement inflows (outflows)	$ 292.0
Call options - Palladium Revenue Hedging - Sold
Derivative financial instruments.
Notional amount (ton) | T	14,400
Average strike per ton | $ / T	2,387
Fair value of liabilities	$ (1.0)
Call options - Palladium Revenue Hedging - Sold | 2021
Derivative financial instruments.
Fair value of liabilities	$ (1.0)
Put options - Palladium Revenue Hedging - Bought
Derivative financial instruments.
Notional amount (ton) | T	14,400
Average strike per ton | $ / T	2,050
Fair value of assets	$ 4.0
Value at risk	1.0
Put options - Palladium Revenue Hedging - Bought | 2020
Derivative financial instruments.
Fair value of assets	2.0
Put options - Palladium Revenue Hedging - Bought | 2021
Derivative financial instruments.
Fair value of assets	$ 2.0